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Hennessy Cornerstone Growth Fund - Investor Class
Account Value [Line Items]
Accumulated Value		$ 10,000	$ 10,203		$ 10,359	$ 10,075	$ 10,755		$ 10,857	$ 10,364	$ 10,658		$ 10,771	$ 10,964	$ 10,401		$ 10,203	$ 10,707	$ 10,605		$ 10,246	$ 9,517	$ 9,775		$ 10,219	$ 9,951	$ 10,096		$ 10,262	$ 10,739	$ 10,589		$ 10,605	$ 10,171	$ 11,071		$ 11,104	$ 11,023	$ 10,996		$ 11,055	$ 11,066	$ 10,782		$ 11,066	$ 11,479	$ 11,618		$ 12,492	$ 12,942	$ 12,883		$ 12,947	$ 13,322	$ 12,395		$ 12,481	$ 12,593	$ 12,952		$ 12,797	$ 12,738	$ 13,440	$ 13,263	$ 11,881	$ 11,409	$ 10,200	$ 11,335	$ 11,494	$ 11,064	$ 11,229	$ 10,582	$ 11,482	$ 11,611	$ 11,159	$ 11,117	$ 11,264	$ 11,835	$ 12,311	$ 11,717	$ 10,535	$ 7,476	$ 8,753	$ 9,653	$ 10,176	$ 10,888	$ 11,641	$ 11,747	$ 11,711	$ 13,788	$ 14,494	$ 14,794	$ 15,794	$ 17,029	$ 17,452	$ 18,194	$ 18,252	$ 17,258	$ 17,670	$ 16,882	$ 17,547	$ 18,070	$ 18,681	$ 16,723	$ 16,776	$ 17,695	$ 17,209	$ 18,300	$ 15,946	$ 17,545	$ 17,336	$ 15,468	$ 17,986	$ 18,808	$ 17,761	$ 18,876	$ 18,357	$ 17,467	$ 16,607	$ 16,391	$ 18,822	$ 20,053	$ 19,937	$ 19,712	$ 18,442	$ 19,495	$ 21,239	$ 22,078	$ 24,775	$ 26,617	$ 25,334	$ 27,246	$ 25,707	$ 27,798	$ 27,953	$ 28,023	$ 27,510
Hennessy Cornerstone Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	255,110		259,041	251,965	268,999		271,619	259,434	266,771		269,654	274,502	260,482		255,634	268,213	265,723		256,815	238,555	245,123		256,289	249,590	253,268		257,603	269,688	266,010		266,404	255,632	278,358		279,146	277,307	276,782		278,227	278,621	271,527		278,621	289,130	292,677		314,746	326,306	324,992		326,568	336,158	312,775		315,140	318,030	327,225		323,284	321,971	339,705	335,370	300,558	288,736	258,268	286,965	291,002	280,331	284,513	268,362	291,146	294,463	283,071	282,206	285,955	300,520	312,633	297,636	267,641	190,060	222,506	245,434	258,701	277,014	296,194	298,933	298,212	351,135	369,160	376,947	402,616	434,196	445,156	464,190	465,777	440,541	451,212	431,168	448,328	461,739	477,542	427,535	429,000	452,630	440,357	468,383	408,301	449,333	444,204	396,212	461,056	482,122	455,328	484,072	471,128	448,285	426,204	420,874	483,501	515,100	512,244	506,724	474,173	501,394	546,337	567,984	637,521	685,220	652,272	701,886	662,233	716,445	720,660	722,575	709,549
Hennessy Focus Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,292		10,470	10,153	10,871		11,020	10,900	10,953		10,988	11,284	10,669		10,415	11,183	11,135		10,771	10,156	10,271		10,984	11,000	11,192		10,925	11,389	11,319		11,249	11,002	11,352		11,542	11,662	12,005		12,062	12,050	12,276		12,438	12,576	12,587		13,022	13,227	13,512		13,766	14,292	13,568		13,438	13,414	13,775		13,847	14,144	14,384	14,186	12,960	13,473	12,325	13,316	13,941	14,044	14,783	14,469	15,197	15,401	15,473	15,792	16,091	16,738	16,622	16,835	15,710	11,596	13,270	14,402	15,036	15,806	16,747	15,841	14,998	16,858	17,535	17,094	18,259	19,880	20,877	20,960	21,313	21,737	22,230	21,475	22,928	22,205	23,067	21,151	20,656	20,934	19,020	19,581	17,912	19,925	18,453	16,105	17,070	18,476	17,303	19,195	18,517	18,065	18,379	17,812	19,803	20,102	20,083	18,612	17,670	19,298	20,910	20,374	21,509	21,837	19,867	21,219	21,306	24,262	24,948	25,320	24,373
Hennessy Focus Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	257,376		261,880	253,988	272,031		275,862	272,951	274,330		275,249	282,834	267,473		261,228	280,574	279,425		270,382	255,028	257,984		275,987	276,486	281,169		274,758	286,504	284,815		283,165	277,023	285,928		290,803	293,951	302,664		304,199	304,007	309,804		313,987	317,596	317,941		329,034	334,331	341,663		348,133	361,568	343,334		340,187	339,649	348,939		350,858	358,536	364,716	359,764	328,824	341,914	312,904	338,139	354,186	356,845	375,736	367,853	386,465	391,783	393,742	401,952	409,695	426,301	423,474	428,998	400,450	295,652	338,397	367,359	383,723	403,496	427,656	404,683	383,259	430,960	448,383	437,206	467,150	508,832	534,488	536,808	545,946	557,051	569,844	550,655	588,050	569,633	591,953	543,015	530,492	537,825	488,804	503,387	460,628	512,532	474,799	414,491	439,454	475,787	445,709	494,655	477,269	465,835	473,961	459,504	511,001	518,939	518,561	480,765	456,575	498,812	540,690	526,865	556,420	565,120	514,352	549,508	551,892	628,759	646,754	656,526	632,096
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,411		10,442	10,191	10,833		10,995	10,967	11,425		11,610	11,961	11,431		11,012	11,235	10,939		10,444	9,892	10,202		10,839	10,349	10,489		10,371	10,867	10,658		10,794	10,349	11,115		11,053	11,194	11,608		11,495	11,608	11,478		11,704	11,835	11,778		12,368	12,730	13,082		13,319	13,353	12,266		12,395	12,719	13,279		13,070	13,130	13,124	12,590	11,389	11,362	10,285	11,400	11,765	11,522	11,728	10,641	11,456	11,428	10,876	11,213	11,250	11,775	11,906	11,887	10,623	7,466	8,936	9,995	10,257	11,353	12,159	12,524	12,430	13,995	14,688	16,028	17,339	18,351	18,585	19,053	18,875	18,688	18,679	17,451	18,529	18,070	18,686	17,790	18,657	19,343	18,838	19,439	16,828	18,638	19,077	17,323	19,849	20,601	19,207	20,720	21,170	20,962	20,189	20,316	22,740	24,367	23,271	23,063	21,839	23,698	25,120	24,942	27,842	29,534	28,300	31,187	30,691	32,841	32,701	33,184	33,680
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	260,331		261,280	254,977	271,144		275,118	274,570	286,079		290,737	299,643	286,353		275,940	281,557	274,296		261,873	248,024	255,918		271,982	259,795	263,396		260,488	273,090	267,966		271,428	260,349	279,737		278,113	281,875	292,325		289,538	292,464	289,399		295,112	298,456	297,062		312,111	321,446	330,363		336,416	337,413	310,015		313,502	321,638	335,918		330,605	332,431	332,265	318,981	288,594	287,930	260,913	289,163	298,350	292,378	297,661	270,100	291,000	290,311	276,531	284,799	286,177	299,498	302,714	302,484	270,329	190,172	227,609	254,711	261,372	289,392	309,834	319,480	317,183	357,147	374,832	409,284	442,816	468,999	475,201	487,144	482,780	478,186	477,957	446,721	474,512	463,028	478,871	455,978	478,170	496,157	483,309	498,960	431,918	478,404	490,083	444,999	510,173	529,561	494,071	533,122	544,724	539,630	519,822	523,218	585,755	627,918	599,903	594,527	563,400	611,505	648,559	643,882	719,340	762,993	731,188	806,022	793,550	849,363	846,245	858,718	872,125
Hennessy Cornerstone Large Growth Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,323		10,407	10,181	10,757		10,648	10,640	10,648		10,368	10,368	9,761		9,395	10,111	10,080		9,720	9,397	9,690		10,306	9,942	9,690		9,518	10,134	10,276		10,387	10,377	11,205		11,148	11,209	11,567		11,556	11,597	11,740		11,843	11,873	11,638		12,057	12,006	12,742		13,052	13,765	13,296		12,977	12,711	12,892		12,945	13,392	13,754	13,701	13,030	13,339	11,879	12,879	13,173	13,199	13,719	12,306	13,399	13,813	13,253	13,746	14,053	14,732	15,149	14,562	13,100	10,778	12,226	12,895	13,196	13,934	14,767	14,494	13,947	15,559	15,981	16,096	17,290	19,088	19,620	19,793	19,936	20,310	20,670	19,577	20,641	20,282	21,519	20,447	20,217	20,728	19,359	19,326	16,754	18,370	17,793	16,061	18,007	19,557	18,655	20,379	19,713	19,458	19,223	18,773	20,811	22,124	21,516	20,713	19,713	21,183	22,705	22,339	23,500	25,169	23,846	24,111	23,581	24,559	24,599	25,027	24,314
Hennessy Cornerstone Large Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	258,007		260,129	254,721	269,012		266,308	266,115	266,308		259,356	259,356	244,293		235,023	252,983	252,211		243,300	235,265	242,547		258,114	249,075	243,049		238,530	254,097	257,612		260,374	260,374	280,963		279,907	281,433	290,594		290,085	291,357	295,174		297,719	298,482	292,630		303,062	302,045	320,620		328,421	346,210	334,528		326,829	319,926	324,970		326,032	337,448	346,741	345,413	328,687	336,386	299,994	325,021	332,696	333,364	346,712	311,006	338,703	349,047	335,032	347,713	355,388	372,740	383,440	368,363	331,698	273,102	309,767	326,901	334,439	353,286	374,531	367,677	353,971	394,748	405,551	408,807	438,834	484,780	498,527	503,230	506,848	516,254	525,661	497,804	524,937	515,893	547,750	520,736	514,503	527,802	493,307	492,476	426,813	468,372	453,826	409,773	459,229	499,126	476,222	520,326	503,478	497,035	491,089	479,691	531,724	565,421	550,555	529,742	504,469	542,130	581,295	572,002	601,945	644,277	610,721	617,948	604,526	629,306	630,338	641,696	623,627
Hennessy Cornerstone Value Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,255		10,112	9,790	10,195		9,956	10,367	10,178		9,945	9,795	9,307		8,990	9,823	9,768		9,468	9,092	9,240		9,992	10,117	10,054		10,088	10,493	10,527		10,538	10,453	10,937		11,102	11,323	11,579		11,556	11,492	11,567		11,777	12,033	11,864		12,411	12,505	12,825		13,229	13,820	12,940		12,846	13,061	13,202		13,188	13,638	13,665	13,732	12,960	13,128	11,993	12,854	13,088	13,190	13,566	12,478	13,268	13,307	12,963	13,472	13,636	14,066	14,487	13,719	12,409	10,373	11,332	11,549	11,649	11,833	12,317	11,700	11,424	13,268	13,562	13,605	14,453	15,574	15,874	16,508	16,456	16,242	16,430	16,148	16,773	16,388	17,618	18,283	18,184	18,651	18,094	19,190	17,466	17,861	17,466	16,083	18,229	19,351	18,698	19,232	18,618	18,539	18,985	17,816	18,886	19,559	19,015	18,708	17,965	18,945	19,785	19,836	19,928	20,954	20,513	21,159	20,851	21,682	22,359	22,308	22,164
Hennessy Cornerstone Value Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	256,382		252,943	244,878	255,168		249,050	259,340	254,612		248,772	245,017	232,780		224,854	245,712	244,461		236,853	227,590	231,295		250,249	253,384	251,959		252,956	263,075	264,072		264,357	262,220	274,476		278,566	284,266	290,697		290,259	288,651	290,697		296,105	302,535	298,297		312,182	314,520	322,558		332,823	347,697	325,723		323,357	328,766	332,485		332,316	343,641	344,317	346,176	326,738	330,963	302,468	324,172	330,091	332,853	342,521	314,898	334,826	336,010	327,526	340,153	344,297	355,148	365,926	346,533	313,651	262,219	286,459	291,940	294,680	299,317	311,543	295,945	288,989	335,783	343,246	344,329	365,999	394,603	402,187	418,223	416,923	411,505	416,706	409,338	425,374	415,622	446,917	464,001	461,495	473,568	459,445	487,235	443,728	453,750	443,956	408,649	463,317	492,019	475,365	488,961	473,351	471,588	482,919	453,208	480,653	497,774	484,177	476,372	457,489	482,415	503,882	505,448	507,796	534,152	522,931	539,370	531,803	552,939	570,423	569,379	565,726
Hennessy Total Return Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,216		10,027	9,815	10,238		10,010	10,222	10,201		9,970	10,034	9,572		9,452	10,122	10,101		10,126	9,993	10,072		10,597	10,683	10,778		11,030	11,172	11,125		11,198	10,953	11,269		11,434	11,393	11,708		11,584	11,626	11,601		11,643	11,928	11,962		12,261	12,320	12,556		12,711	12,936	12,383		12,316	12,486	12,486		12,592	12,849	13,029	13,211	12,935	13,411	12,725	13,119	13,513	13,741	13,800	13,345	13,895	13,965	13,676	13,921	13,961	14,041	14,323	13,712	12,740	11,763	12,754	12,986	12,696	12,818	12,930	12,593	12,235	13,400	13,632	13,632	13,969	14,881	14,859	15,154	15,071	14,928	15,049	14,606	14,892	14,441	15,241	15,362	15,175	15,553	15,364	16,018	14,966	15,122	14,577	13,717	15,059	15,864	15,454	15,642	15,206	15,477	15,453	14,906	15,360	15,887	15,791	15,344	15,138	15,887	16,693	16,718	16,604	17,097	16,649	16,982	16,715	17,541	17,735	17,916	17,487
Hennessy Equity and Income Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,240		10,288	10,176	10,475		10,328	10,328	10,415		10,242	10,267	9,872		9,716	10,143	10,174		10,019	9,709	9,696		10,078	10,175	10,227		10,268	10,489	10,437		10,299	10,131	10,449		10,592	10,734	11,010		10,943	11,028	11,141		11,154	11,246	11,275		11,486	11,565	11,821		12,023	12,346	12,023		11,853	11,710	11,861		11,863	12,187	12,421	12,492	11,963	12,076	11,503	11,928	12,198	12,389	12,709	12,233	12,638	12,762	12,663	12,827	12,967	13,198	13,342	13,386	12,583	11,368	12,227	12,670	12,803	13,327	13,931	13,674	13,452	14,270	14,538	14,397	14,623	15,369	15,822	15,907	15,962	16,142	16,312	15,723	16,309	16,224	16,968	16,383	15,747	15,952	14,972	15,053	14,250	15,070	14,574	13,656	14,254	15,035	14,618	15,108	14,763	14,942	15,214	14,963	15,667	15,960	15,772	15,155	14,777	15,668	16,142	16,119	16,553	16,984	16,355	16,641	16,731	17,315	17,761	17,831	17,796
Hennessy Equity and Income Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	256,013		257,273	254,469	262,056		258,542	258,542	260,858		256,523	257,352	247,397		243,729	254,384	255,216		251,488	243,784	243,442		253,348	255,581	257,127		258,181	263,869	262,662		259,294	255,145	263,270		267,050	270,639	277,627		275,935	278,210	281,242		281,675	283,955	284,906		290,305	292,402	298,883		304,113	312,365	304,314		300,101	296,666	300,506		300,690	309,003	315,086	316,907	303,686	306,737	292,005	303,024	310,077	315,131	323,325	311,145	321,514	324,849	322,625	326,710	330,280	336,306	340,180	341,135	320,830	290,187	312,047	323,577	327,005	340,269	355,944	349,591	344,027	365,075	371,983	368,653	374,289	393,490	405,312	407,625	409,275	413,911	418,547	403,397	418,624	416,302	435,704	421,079	404,799	410,003	385,121	387,056	366,583	387,657	375,179	351,502	367,352	387,097	376,473	389,642	380,767	385,194	392,370	386,055	404,355	412,131	407,523	391,832	382,014	405,114	417,503	417,188	428,523	439,558	423,465	431,038	433,637	448,830	460,542	462,296	461,661
Hennessy Balanced Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,162		10,017	9,863	10,154		9,973	10,110	10,102		9,925	9,965	9,641		9,534	10,011	9,987		9,991	9,891	9,908		10,275	10,341	10,366		10,557	10,689	10,656		10,706	10,532	10,789		10,905	10,887	11,119		11,022	11,066	11,048		11,085	11,317	11,317		11,520	11,538	11,690		11,815	12,056	11,729		11,638	11,725	11,735		11,785	11,920	12,017	12,112	11,937	12,257	11,827	12,122	12,395	12,533	12,573	12,258	12,651	12,692	12,467	12,618	12,659	12,823	12,973	12,578	12,002	11,392	11,895	11,981	11,818	11,904	12,043	11,839	11,667	12,420	12,587	12,554	12,878	13,413	13,435	13,640	13,534	13,437	13,523	13,221	13,372	13,059	13,592	13,626	13,514	13,719	13,562	13,909	13,237	13,372	13,058	12,515	13,279	13,762	13,429	13,558	13,266	13,465	13,406	13,077	13,324	13,643	13,643	13,380	13,249	13,654	14,133	14,169	14,073	14,388	14,134	14,340	14,217	14,728	14,874	15,014	14,769
Hennessy Energy Transition Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	9,368		9,001	8,870	9,434		9,462	10,394	9,745		9,312	8,328	7,872		6,931	7,665	7,721		6,780	6,418	6,225		7,166	8,117	8,065		8,173	8,343	8,724		9,133	8,583	9,665		9,693	9,815	9,585		9,505	9,095	8,663		8,587	8,686	8,211		9,015	8,940	9,161		9,877	10,008	9,039		9,152	10,036	10,319		10,098	10,375	10,135	10,084	8,620	8,145	6,799	7,806	7,877	7,961	8,131	6,926	7,609	7,420	6,583	6,813	6,625	6,578	7,190	6,348	5,402	2,884	4,192	4,371	4,320	4,451	4,578	3,915	4,112	5,054	5,341	5,741	6,809	6,945	7,011	7,514	7,886	7,147	7,006	7,980	8,615	8,065	8,300	9,344	10,180	11,228	11,095	12,703	10,318	11,319	11,559	10,414	12,858	13,001	12,245	12,721	12,020	11,603	11,742	10,789	11,844	13,064	13,149	13,144	12,962	12,786	12,700	12,341	12,796	14,215	14,284	14,643	14,113	14,514	14,252	13,968	13,851
Hennessy Energy Transition Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	234,089		224,930	221,755	235,865		236,688	259,969	243,860		233,043	208,469	197,064		173,548	192,008	193,536		170,020	160,967	156,146		179,779	203,648	202,472		205,294	209,527	219,169		229,516	215,641	243,104		243,693	246,873	241,220		239,217	228,970	218,016		216,250	218,723	206,827		227,086	225,319	230,973		248,993	252,291	228,028		230,855	253,234	260,418		254,882	262,067	255,943	254,647	217,899	205,767	171,963	197,404	199,289	201,409	205,767	175,379	192,693	187,982	166,899	172,670	167,959	166,781	182,370	161,005	137,043	73,184	106,353	110,838	109,658	112,963	116,150	99,388	104,464	128,426	135,626	145,896	173,045	176,586	178,238	191,222	200,784	182,015	178,474	203,380	219,552	205,505	211,602	238,202	259,723	286,458	283,116	324,287	263,600	288,997	295,280	266,273	328,698	332,440	313,192	325,451	307,669	297,162	300,665	276,417	303,493	334,880	337,170	337,170	332,455	328,145	325,989	316,829	328,684	365,189	367,075	376,370	362,899	373,271	366,671	359,531	356,433
Hennessy Midstream Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000																7,665																7,994																7,798															7,238												6,784												3,926												7,004												8,687												10,110												12,618
Hennessy Midstream Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000																192,167																200,963																196,466															182,934												171,768												99,740												178,106												221,591												258,528												323,938
Hennessy Gas Utility Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	9,901		10,098	10,059	9,880		9,913	10,023	9,983		9,489	9,616	9,211		8,889	9,341	8,879		8,482	8,684	8,869		9,518	9,613	9,711		10,426	10,429	10,065		10,340	10,137	9,981		10,238	10,476	10,751		10,806	10,824	11,046		10,856	11,128	11,275		11,080	11,190	11,389		10,958	10,619	10,013		10,235	10,538	10,662		10,972	11,100	11,149	11,048	10,870	11,215	10,573	11,350	11,679	12,061	12,103	11,944	12,386	12,142	12,281	12,704	12,531	12,201	12,771	13,105	11,757	10,332	10,957	11,133	10,729	11,181	11,027	10,779	10,966	11,649	11,581	11,472	11,244	12,463	13,041	13,121	12,825	12,981	13,116	12,610	13,149	12,791	13,841	14,138	14,314	15,675	15,332	16,024	14,661	15,706	15,484	13,789	14,482	15,332	14,693	14,938	14,262	14,564	14,919	14,059	14,575	14,926	14,309	13,732	13,756	14,500	14,732	14,311	14,502	15,176	15,163	15,740	15,529	16,505	17,191	17,702	17,929
Hennessy Gas Utility Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	247,524		252,459	251,466	246,997		247,821	250,569	249,570		237,221	240,406	230,263		222,226	233,527	221,973		212,047	217,107	221,730		237,954	240,325	242,783		260,638	260,726	251,632		258,490	253,433	249,530		255,947	261,910	268,776		270,264	270,719	276,357		271,721	278,615	282,383		277,513	280,380	285,466		274,723	266,319	251,191		256,848	264,565	267,671		275,558	278,875	280,202	277,827	273,343	282,120	266,056	285,667	294,057	303,765	304,928	301,017	312,169	306,100	309,720	320,460	316,076	307,949	322,413	330,886	296,995	260,964	276,804	281,362	271,329	282,678	278,895	272,727	277,465	294,915	293,255	290,612	284,822	315,914	330,607	332,634	325,239	329,320	332,892	320,023	333,753	324,771	351,629	359,340	363,827	398,509	389,763	407,678	372,961	399,783	394,106	351,052	368,898	390,598	374,405	380,826	363,704	371,370	380,596	358,760	371,893	381,032	365,233	350,617	351,398	370,443	376,490	365,850	370,924	388,122	387,793	402,771	397,479	422,539	440,131	453,413	459,427
Hennessy Japan Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	9,729		9,646	10,005	10,519		10,721	10,813	10,831		11,052	11,346	10,744		9,867	11,056	11,116		10,896	10,464	10,570		10,974	11,208	11,709		11,851	12,081	12,145		12,687	12,774	12,186		12,122	12,811	12,761		12,802	13,050	13,730		13,817	14,038	14,166		14,355	15,044	15,765		16,006	16,581	16,213		16,227	16,195	16,420		16,365	16,153	16,585	17,366	15,446	16,016	14,955	15,447	15,700	16,044	16,545	15,778	16,343	16,081	15,792	16,394	17,083	17,322	17,653	16,976	15,716	14,795	15,720	17,506	17,860	18,412	19,346	19,673	19,692	21,611	22,158	21,753	21,629	21,086	20,718	20,856	20,718	20,943	21,928	22,559	21,988	21,592	21,478	19,096	18,149	17,517	15,270	15,642	14,384	15,549	14,931	13,422	13,664	15,400	14,894	15,814	15,168	15,957	15,995	16,496	17,336	17,555	17,248	16,649	16,241	17,401	18,297	18,746	20,298	21,126	20,042	20,875	21,353	22,053	22,718	22,787	21,294
Hennessy Japan Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	243,228		241,196	250,226	263,093		268,172	270,542	270,993		276,637	284,086	269,074		247,178	277,088	278,668		273,138	262,415	265,011		275,282	281,264	293,905		297,630	303,386	305,192		318,849	321,106	306,546		304,966	322,460	321,219		322,348	328,781	346,050		348,307	353,950	357,336		362,190	379,684	398,081		404,387	418,958	409,809		410,260	409,696	415,456		414,214	409,131	420,201	440,081	391,622	406,194	379,373	391,951	398,523	407,475	420,392	400,903	415,407	408,948	401,696	417,106	434,783	441,015	449,601	432,523	400,531	377,191	400,872	446,527	455,749	470,094	494,003	502,656	503,111	552,409	566,679	556,431	553,471	539,808	530,358	534,115	530,699	536,734	562,124	578,634	564,060	554,154	551,379	490,449	466,285	450,214	392,637	402,233	369,976	400,152	384,312	345,580	351,824	396,683	383,734	407,667	391,018	411,482	412,639	425,703	447,439	453,336	445,590	430,212	419,922	449,983	473,318	485,099	525,473	547,071	519,092	540,935	553,575	571,860	589,286	591,249	552,593
Hennessy Japan Small Cap Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	9,696		9,862	10,039	10,195		10,362	10,654	11,050		11,404	11,175	10,716		10,477	10,727	10,956		11,004	10,595	10,239		11,069	11,026	11,338		11,457	11,845	11,522		12,211	12,168	11,910		11,941	12,601	13,349		13,712	13,778	14,382		14,778	15,240	15,504		15,999	16,406	17,263		17,862	18,659	18,367		18,401	18,412	18,626		18,143	18,154	18,019	18,401	16,839	17,311	15,627	16,276	16,798	16,427	16,821	16,508	17,019	17,169	16,589	17,100	17,900	18,086	18,744	17,781	15,571	14,396	15,513	17,358	17,181	16,923	17,640	18,545	18,486	20,378	21,262	20,708	20,414	21,368	20,849	20,755	20,861	21,321	21,179	21,627	21,344	19,966	20,273	18,972	19,114	17,801	16,441	16,926	16,051	16,997	16,678	15,637	15,507	17,068	16,960	18,055	17,519	18,340	18,186	17,650	18,174	18,483	18,328	18,007	17,543	18,638	19,722	19,422	19,854	20,490	19,830	19,938	20,034	21,439	21,078	21,475	19,962
Hennessy Japan Small Cap Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	242,395		246,538	250,968	254,877		259,047	266,344	276,248		285,108	279,636	268,169		262,435	268,429	274,423		275,652	265,143	256,520		277,268	276,190	284,005		286,969	296,938	289,124		306,369	305,291	298,825		299,405	316,226	335,009		344,540	345,942	361,361		371,453	382,947	389,956		402,291	412,663	434,530		449,909	470,281	462,821		463,682	464,543	469,995		457,656	458,230	455,074	464,830	425,520	437,571	395,321	411,966	425,342	416,127	426,233	418,208	431,583	435,150	420,883	433,664	454,173	458,929	476,051	451,568	395,651	366,030	394,442	441,594	437,362	430,713	449,150	472,122	470,913	519,273	542,139	528,145	520,843	545,486	532,100	529,970	533,012	544,877	541,227	553,092	545,790	510,803	518,815	485,660	489,650	455,881	421,191	433,778	411,675	435,927	427,945	401,544	398,167	438,383	435,849	464,118	450,449	471,885	467,846	454,488	467,846	476,234	472,195	463,808	452,313	480,894	508,813	501,266	512,587	528,940	512,273	515,103	517,933	554,412	545,292	555,670	516,675
Hennessy Large Cap Financial Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,216		10,428	9,621	10,104		10,019	10,067	10,295		10,301	10,455	9,786		9,330	9,743	10,088		9,791	8,762	8,393		8,762	9,136	9,136		8,580	8,926	9,335		9,206	9,493	10,809		11,256	11,256	11,820		11,338	11,279	11,250		11,755	12,091	11,973		12,443	12,949	13,308		13,437	14,544	14,304		13,744	13,658	13,830		13,615	14,033	14,464	14,132	13,184	13,301	11,861	12,976	13,546	13,217	14,389	13,540	14,459	15,022	14,300	14,066	14,338	15,155	15,390	15,694	14,465	11,449	12,938	13,724	13,926	14,440	15,371	15,060	14,148	16,746	17,937	17,329	19,014	19,324	20,775	20,959	20,946	21,232	22,100	21,213	22,378	21,111	21,310	20,584	19,779	18,900	16,889	17,482	15,285	16,610	16,303	14,859	16,510	17,295	16,008	17,594	17,008	13,599	13,957	13,363	14,035	15,900	14,700	14,085	13,271	15,014	16,740	16,529	16,892	18,186	17,430	17,837	17,656	19,015	19,160	18,913	19,894
Hennessy Large Cap Financial Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	255,391		260,701	240,535	252,608		250,485	251,679	257,384		257,517	261,497	244,913		233,503	243,984	252,741		245,359	219,663	210,559		219,957	229,354	229,354		215,698	224,362	234,640		231,556	238,751	271,936		283,473	283,473	297,796		285,711	284,368	283,771		296,602	305,256	302,272		314,357	326,889	336,139		339,404	367,506	361,573		347,522	345,337	349,864		344,400	355,172	366,101	357,982	334,096	337,218	300,712	329,175	343,648	335,447	365,197	343,809	367,287	381,760	363,428	357,639	364,714	385,458	391,569	399,449	368,252	291,546	329,497	349,598	354,905	367,930	391,891	384,011	360,855	427,269	457,822	442,385	485,642	493,843	530,990	535,975	535,815	543,212	565,564	543,051	572,961	540,639	545,919	527,502	507,057	484,754	433,220	448,427	392,162	426,462	418,690	381,687	424,265	444,541	411,541	452,185	437,239	349,755	359,050	343,923	361,237	409,354	378,734	362,878	341,918	387,118	431,560	426,358	435,833	469,459	449,952	460,541	455,897	491,195	495,096	488,779	514,417
Hennessy Small Cap Financial Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	9,896		10,200	9,532	10,210		10,450	10,426	10,609		11,109	11,191	10,854		11,013	11,451	12,100		11,398	10,711	10,407		10,949	11,377	11,681		11,098	11,501	12,089		12,125	12,115	14,086		15,206	14,705	14,863		14,443	14,327	13,855		14,455	14,507	13,949		15,095	15,148	15,666		15,175	15,591	15,238		15,232	15,333	16,025		15,830	15,710	15,874	15,169	13,816	14,257	12,768	13,771	14,754	13,535	14,417	13,508	14,330	14,511	13,387	13,939	14,545	14,848	15,306	14,373	13,174	9,482	10,590	10,325	10,666	10,325	10,659	9,984	12,164	14,317	15,701	16,270	19,090	20,461	21,340	22,050	20,602	19,835	21,080	21,473	22,163	21,860	22,413	22,498	22,740	21,370	19,453	20,219	18,579	20,305	19,943	19,076	20,922	21,391	19,911	20,685	20,785	16,749	15,774	14,692	15,836	18,914	17,468	16,625	15,790	17,568	20,823	19,858	18,658	19,282	17,879	18,504	18,869	22,380	22,469	22,185	22,607
Hennessy Small Cap Financial Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	247,591		255,130	238,560	255,529		261,718	261,119	265,910		278,487	280,483	272,099		276,291	287,470	303,641		286,257	269,103	261,384		275,107	286,043	293,762		279,181	289,474	304,269		305,341	305,127	354,873		383,356	370,903	375,054		364,311	361,625	349,904		365,043	366,508	352,590		381,647	383,112	396,298		383,872	394,703	385,985		385,985	388,627	406,328		401,308	398,402	402,629	385,193	350,848	362,208	324,527	350,042	374,983	344,308	366,956	343,734	364,662	369,536	340,868	355,202	370,396	378,423	390,099	366,412	336,127	241,976	270,161	263,564	272,260	263,564	272,260	254,869	310,940	366,112	401,446	416,144	488,717	523,932	546,591	564,964	527,912	508,621	540,467	550,878	568,639	561,290	575,573	577,762	584,327	549,311	499,914	519,923	478,029	522,424	513,357	491,160	538,994	551,187	513,160	533,175	535,936	432,062	406,870	379,262	408,940	488,313	451,042	429,646	407,905	454,148	538,338	513,633	482,660	498,884	462,749	478,973	488,560	579,635	582,216	574,842	585,903
Hennessy Technology Fund - Investor Class
Account Value [Line Items]
Accumulated Value		10,000	10,155		9,913	9,731	10,336		10,175	10,283	10,525		10,276	10,518	9,697		9,361	10,336	10,417		10,256	9,280	9,206		9,758	9,798	10,114		9,899	10,518	10,707		10,962	10,646	10,485		10,464	10,962	11,319		11,218	11,265	11,642		11,649	12,059	11,891		12,147	12,423	12,544		12,578	13,420	13,516		13,412	13,420	14,003		13,626	13,929	15,229	14,867	13,324	13,457	12,348	14,021	15,006	14,947	15,941	14,038	15,227	15,737	15,219	15,567	16,051	16,892	17,177	17,072	15,519	13,347	15,223	16,086	16,819	17,351	18,468	18,145	17,883	21,207	22,842	22,833	24,107	24,879	25,390	25,313	26,336	26,268	26,693	25,168	25,950	25,187	25,895	23,846	23,060	23,111	20,624	20,701	18,484	20,469	19,683	17,543	19,090	20,482	19,091	21,116	20,974	22,032	20,445	22,393	24,005	24,470	23,851	22,754	21,851	24,238	25,953	26,082	27,346	27,772	26,301	27,488	28,894	29,449	29,436	29,449	28,739
Hennessy Technology Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		250,000	253,828		247,836	243,509	258,655		254,660	257,490	263,648		257,490	263,648	243,176		234,687	259,321	261,485		257,490	233,189	231,358		245,173	246,338	254,328		248,835	264,647	269,308		275,965	268,142	264,148		263,648	276,298	285,453		282,956	284,121	293,775		293,941	304,427	300,100		306,758	313,748	316,744		317,866	339,240	341,614		339,057	339,240	354,037		344,720	352,393	385,458	376,324	337,413	340,884	312,772	355,203	380,200	378,940	403,936	355,834	386,292	399,315	386,081	394,904	407,507	428,723	436,269	433,678	394,175	339,128	386,835	409,070	427,418	441,234	469,513	461,525	455,049	539,670	581,379	581,379	613,944	633,578	646,748	644,832	671,172	669,735	680,510	641,959	662,073	642,677	660,799	608,665	588,834	590,114	526,784	529,023	472,411	523,266	503,116	448,422	488,083	523,906	488,517	540,261	536,725	564,044	523,548	573,364	614,824	626,715	610,967	583,006	560,187	621,252	665,604	669,139	701,600	712,527	675,246	705,778	742,095	756,558	756,236	756,879	738,560
Hennessy Stance ESG ETF
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,043				$ 10,802				$ 11,116				$ 10,899				$ 10,304				$ 10,351				$ 10,294				$ 10,684				$ 10,796				$ 10,942				$ 9,677				$ 11,374				$ 11,691				$ 12,136				$ 12,405
Russell/Nomura Total Market Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	248,754		245,017	250,385	266,438		270,096	282,054	285,013		281,389	281,821	267,589		249,924	274,485	273,609		273,737	253,039	245,278		258,340	266,727	267,797		262,219	275,816	278,224		285,579	289,266	283,714		282,788	292,453	298,339		298,178	303,310	311,882		317,620	323,082	323,393		331,379	347,651	355,573		359,612	376,997	368,648		363,981	365,474	361,722		352,627	354,819	353,383	364,041	330,699	334,130	307,741	328,628	330,960	331,080	334,639	321,125	333,476	334,083	328,855	344,094	358,929	362,910	369,505	361,933	325,700	306,590	326,156	346,714	345,145	342,567	364,608	369,419	363,886	406,572	421,384	418,518	425,301	429,805	425,739	427,315	429,178	422,995	435,474	446,018	433,616	420,294	427,062	403,507	401,469	398,203	361,609	373,209	342,046	364,112	353,188	320,290	328,382	361,298	361,177	383,275	368,154	384,531	387,252	390,705	405,040	418,784	409,267	402,828	386,750	416,965	433,363	446,956	462,546	477,435	456,135	461,130	457,814	485,984	491,582	493,067	469,986
Tokyo Stock Price Index (TOPIX) [Member]
Account Value [Line Items]
Accumulated Value		250,000	249,846		248,154	253,538	268,308		273,077	282,462	286,154		283,231	284,769	269,692		252,308	276,615	274,615		275,385	253,846	246,769		259,846	267,692	269,692		263,538	280,154	279,077		286,154	290,308	282,462		285,538	296,462	301,077		300,615	304,308	314,000		318,154	324,923	326,154		332,615	347,538	358,154		361,385	376,923	371,231		364,923	367,231	363,692		354,000	354,923	354,615	365,385	333,231	335,385	309,692	329,692	330,769	332,923	335,846	322,462	334,000	334,462	330,615	344,308	361,385	363,692	370,615	364,769	328,923	308,923	325,385	345,012	343,877	336,763	363,211	369,729	362,645	404,068	420,200	415,346	420,872	428,942	421,675	426,789	425,652	421,085	433,991	445,934	430,172	416,406	424,749	403,985	402,408	398,265	360,109	369,620	342,825	361,457	352,692	319,223	326,711	358,277	361,602	383,120	369,226	384,325	385,782	389,577	405,012	418,162	409,860	401,898	384,160	414,875	434,063	451,342	462,515	477,686	455,215	461,128	457,020	485,968	487,626	488,769	467,606
Russell 2000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,009		10,294	9,963	10,555		10,738	10,465	10,703		10,784	10,658	9,989		9,498	10,034	10,360		9,840	8,975	8,974		9,690	9,842	10,064		10,058	10,658	10,847		10,968	10,446	11,611		11,936	11,984	12,215		12,231	12,365	12,113		12,532	12,625	12,465		13,243	13,355	13,740		13,685	14,042	13,499		13,673	13,792	14,629		14,734	14,990	15,637	15,260	13,603	13,819	12,178	13,548	14,252	13,954	14,428	13,306	14,246	14,328	13,621	13,904	14,270	14,858	15,286	14,796	13,550	10,606	12,063	12,848	13,302	13,670	14,441	13,958	14,251	16,877	18,337	19,260	20,460	20,666	21,100	21,143	21,553	20,775	21,239	20,613	21,490	20,594	21,055	19,028	19,231	19,470	17,540	17,567	16,122	17,805	17,441	15,769	17,506	17,914	16,752	18,384	18,074	17,210	16,901	16,745	18,106	19,213	18,252	17,178	16,006	17,455	19,588	18,826	19,890	20,602	19,152	20,113	19,927	21,952	21,624	21,775	21,460
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	10,000	10,269	$ 10,549	10,243	9,936	10,507	$ 11,129	10,340	10,440	10,574	$ 11,700	10,369	10,586	9,948	$ 11,512	9,702	10,520	10,551	$ 10,572	10,385	9,869	9,856	$ 10,613	10,525	10,566	10,755	$ 9,991	10,783	11,181	11,196	$ 10,566	11,199	10,994	11,401	$ 10,853	11,627	11,847	12,318	$ 11,994	12,332	12,459	12,634	$ 11,004	12,713	12,974	13,014	$ 12,766	13,283	13,593	14,009	$ 13,313	14,165	14,976	14,424	$ 14,651	14,058	14,112	14,451	$ 15,188	14,540	15,081	15,573	15,662	14,591	14,888	13,544	14,629	15,099	15,393	16,016	14,998	16,055	16,286	16,028	16,328	16,681	17,287	17,809	17,802	16,336	14,319	16,154	16,923	17,260	18,233	19,544	18,801	18,301	20,305	21,085	20,872	21,448	22,387	23,582	23,747	24,301	24,878	25,635	24,443	26,155	25,974	27,138	25,734	24,963	25,890	23,632	23,676	21,721	23,724	22,757	20,661	22,334	23,582	22,223	23,619	23,043	23,889	24,262	24,367	25,977	26,812	26,385	25,127	24,599	26,845	28,065	28,536	30,060	31,027	29,760	31,236	32,356	32,750	33,545	34,261	33,950
Russell 2000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	250,224		257,355	249,077	263,864		268,461	261,614	267,587		269,591	266,458	249,713		237,462	250,840	259,000		245,996	224,364	224,354		242,260	246,062	251,605		251,446	266,459	271,171		274,192	261,157	290,279		298,412	299,589	305,371		305,771	309,124	302,835		313,304	315,631	311,616		331,063	333,885	343,508		342,121	351,062	337,469		341,833	344,789	365,718		368,338	374,758	390,914	381,511	340,073	345,478	304,440	338,689	356,297	348,840	360,690	332,639	356,149	358,199	340,513	347,598	356,753	371,438	382,148	369,892	338,754	265,155	301,575	321,200	332,553	341,758	361,014	348,955	356,263	421,931	458,428	481,498	511,507	516,644	527,493	528,581	538,822	519,366	530,983	515,327	537,249	514,862	526,363	475,688	480,766	486,750	438,508	439,171	403,052	445,132	436,023	394,237	437,638	447,860	418,793	459,611	451,848	430,259	422,523	418,620	452,655	480,336	456,306	429,442	400,155	436,372	489,690	470,644	497,255	515,056	478,805	502,826	498,174	548,789	540,591	544,369	536,506
S&P 500® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	256,724		256,077	248,390	262,665		258,511	260,991	264,347		259,230	264,661	248,693		242,540	262,999	263,781		259,621	246,737	246,404		263,120	264,140	268,883		269,580	279,519	279,912		279,965	274,858	285,037		290,671	296,184	307,944		308,304	311,470	315,853		317,824	324,360	325,353		332,064	339,813	350,235		354,129	374,404	360,605		351,441	352,789	361,285		363,509	377,036	389,322	391,538	364,776	372,210	338,603	365,737	377,480	384,815	400,396	374,952	401,377	407,146	400,696	408,194	417,035	432,173	445,217	445,042	408,407	357,963	403,852	423,087	431,501	455,831	488,596	470,031	457,531	507,614	527,131	521,809	536,198	559,681	589,551	593,669	607,528	621,959	640,871	611,064	653,876	649,345	678,446	643,339	624,076	647,248	590,807	591,891	543,034	593,104	568,916	516,520	558,338	589,540	555,574	590,483	576,076	597,226	606,548	609,184	649,436	670,299	659,627	628,177	614,969	671,131	701,621	713,411	751,504	775,684	744,001	780,892	808,912	818,759	838,619	856,530	848,762
Russell 3000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,242		10,242	9,957	10,534		10,427	10,474	10,619		10,441	10,616	9,975		9,684	10,449	10,507		10,291	9,711	9,707		10,391	10,455	10,642		10,664	11,087	11,116		11,133	10,892	11,380		11,602	11,820	12,260		12,268	12,398	12,525		12,638	12,876	12,901		13,216	13,504	13,914		14,053	14,794	14,249		13,963	14,016	14,412		14,506	14,987	15,514	15,539	14,395	14,683	13,317	14,460	14,968	15,187	15,793	14,771	15,809	16,044	15,717	15,993	16,337	16,958	17,447	17,428	16,002	13,801	15,629	16,465	16,841	17,797	19,087	18,392	17,995	20,184	21,092	20,998	21,654	22,431	23,587	23,695	24,279	24,689	25,393	24,254	25,894	25,500	26,504	24,945	24,317	25,105	22,852	22,822	20,912	22,874	22,021	19,979	21,617	22,745	21,414	22,888	22,353	22,951	23,196	23,286	24,876	25,768	25,270	24,067	23,429	25,613	26,972	27,271	28,747	29,674	28,369	29,709	30,629	31,198	31,877	32,537	32,298
Russell Midcap® Growth Index
Account Value [Line Items]
Accumulated Value		10,000	10,329		10,299	10,126	10,823		10,853	10,777	10,905		10,729	10,903	10,269		9,872	10,494	10,516		10,279	9,501	9,650		10,338	10,332	10,501		10,500	11,020	10,988		10,982	10,536	10,994		11,032	11,400	11,728		11,793	11,968	12,253		12,290	12,495	12,583		12,939	13,301	13,746		13,820	14,602	14,143		14,120	13,987	14,510		14,566	14,879	15,736	15,669	14,118	14,477	13,163	14,676	15,536	15,746	16,454	15,507	16,596	16,984	16,675	16,485	16,790	17,626	17,832	17,999	16,758	14,259	16,491	18,148	18,573	20,057	20,603	20,314	20,339	23,071	24,178	24,097	24,509	24,041	25,392	25,004	26,703	26,978	27,849	26,500	28,358	27,160	27,255	23,738	23,450	23,826	21,144	20,325	18,806	21,107	20,416	18,683	20,151	21,248	19,972	21,715	21,501	21,797	21,481	21,495	23,156	23,857	23,070	21,946	20,826	23,367	25,139	25,003	26,883	27,526	25,927	26,204	26,641	26,803	27,469	28,384	28,880
Russell 3000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	256,058		256,056	248,929	263,342		260,665	261,844	265,466		261,025	265,390	249,369		242,102	261,225	262,673		257,281	242,764	242,686		259,773	261,383	266,059		266,606	277,187	277,894		278,331	272,309	284,495		290,047	295,506	306,496		306,705	309,956	313,128		315,954	321,911	322,531		330,397	337,607	347,858		351,335	369,854	356,222		349,071	350,397	360,289		362,645	374,680	387,838	388,480	359,875	367,083	332,919	361,495	374,208	379,672	394,833	369,283	395,220	401,095	392,919	399,815	408,421	423,946	436,187	435,711	400,038	345,025	390,721	411,616	421,026	444,933	477,166	459,792	449,868	504,596	527,297	524,952	541,360	560,764	589,671	592,363	606,970	617,234	634,836	606,352	647,357	637,503	662,607	623,622	607,913	627,632	571,307	570,541	522,810	571,859	550,518	499,469	540,428	568,636	535,341	572,211	558,837	573,780	579,893	582,149	621,902	644,195	631,759	601,666	585,717	640,334	674,298	681,771	718,676	741,858	709,215	742,724	765,717	779,950	796,929	813,414	807,441
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	258,217		257,485	253,147	270,570		271,333	269,428	272,628		268,237	272,584	256,724		246,806	262,340	262,912		256,970	237,517	241,240		258,458	258,301	262,537		262,497	275,497	274,688		274,551	263,396	274,847		275,802	284,997	293,192		294,817	299,191	306,335		307,243	312,376	314,580		323,475	332,527	343,641		345,492	365,039	353,581		353,004	349,670	362,748		364,150	371,967	393,406	391,733	352,942	361,919	329,079	366,893	388,407	393,647	411,349	387,685	414,911	424,598	416,864	412,117	419,757	440,640	445,802	449,973	418,945	356,463	412,282	453,698	464,332	501,428	515,069	507,857	508,479	576,778	604,447	602,429	612,717	601,030	634,800	625,099	667,577	674,453	696,223	662,504	708,955	679,001	681,382	593,454	586,250	595,662	528,591	508,130	470,146	527,680	510,396	467,076	503,784	531,192	499,310	542,882	537,522	544,927	537,034	537,365	578,899	596,416	576,753	548,658	520,661	584,180	628,466	625,080	672,078	688,149	648,184	655,094	666,036	670,073	686,721	709,604	722,000
Russell Midcap® Index
Account Value [Line Items]
Accumulated Value		10,000	10,256		10,278	10,117	10,677		10,684	10,587	10,742		10,520	10,598	10,038		9,677	10,277	10,303		10,027	9,370	9,476		10,252	10,360	10,530		10,578	11,061	11,034		11,056	10,705	11,282		11,411	11,686	12,017		11,998	12,090	12,201		12,322	12,503	12,406		12,750	12,963	13,399		13,524	14,033	13,453		13,461	13,441	13,746		13,841	14,186	14,626	14,533	13,325	13,653	12,299	13,625	14,210	14,332	14,878	13,965	14,924	15,137	14,706	14,995	15,153	15,695	16,055	15,926	14,543	11,709	13,390	14,331	14,590	15,446	15,989	15,678	15,778	17,959	18,800	18,751	19,795	20,330	21,367	21,538	21,855	22,023	22,583	21,653	22,941	22,142	23,046	21,348	21,195	21,737	20,063	20,079	18,075	19,859	19,236	17,453	19,002	20,144	19,056	20,638	20,138	19,828	19,724	19,173	20,773	21,597	20,847	19,800	18,811	20,736	22,338	22,020	23,251	24,259	22,949	23,603	23,447	24,552	25,050	25,607	25,469
Russell Midcap® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	256,397		256,940	252,931	266,935		267,095	264,667	268,544		262,990	264,941	250,960		241,925	256,923	257,578		250,674	234,250	236,898		256,301	259,011	263,258		264,457	276,531	275,840		276,398	267,627	282,060		285,263	292,147	300,414		299,945	302,255	305,016		308,050	312,586	310,156		318,750	324,069	334,973		338,088	350,815	336,324		336,533	336,021	343,648		346,020	354,640	365,656	363,313	333,127	341,315	307,463	340,630	355,261	358,307	371,941	349,117	373,097	378,424	367,645	374,886	378,828	392,366	401,369	398,151	363,567	292,713	334,752	358,285	364,740	386,157	399,734	391,952	394,451	448,972	470,006	468,763	494,869	508,260	534,163	538,450	546,375	550,579	564,576	541,316	573,513	553,543	576,152	533,707	529,868	543,437	501,574	501,974	451,873	496,479	480,903	436,333	475,059	503,609	476,391	515,952	503,438	495,712	493,094	479,317	519,313	539,913	521,187	495,003	470,277	518,391	558,460	550,508	581,264	606,483	573,722	590,085	586,177	613,803	626,240	640,178	636,730
Russell 1000® Index
Account Value [Line Items]
Accumulated Value		10,000	10,262		10,238	9,957	10,532		10,401	10,475	10,612		10,413	10,613	9,975		9,702	10,486	10,521		10,332	9,776	9,772		10,453	10,510	10,694		10,718	11,127	11,141		11,150	10,933	11,364		11,577	11,810	12,267		12,275	12,405	12,563		12,651	12,901	12,942		13,217	13,520	13,933		14,088	14,861	14,316		13,991	14,038	14,397		14,490	14,990	15,506	15,565	14,464	14,758	13,414	14,538	15,030	15,292	15,910	14,896	15,942	16,189	15,893	16,168	16,511	17,135	17,629	17,649	16,206	14,065	15,923	16,763	17,134	18,137	19,469	18,757	18,305	20,460	21,325	21,150	21,763	22,586	23,802	23,915	24,514	25,023	25,748	24,565	26,269	25,917	26,967	25,446	24,748	25,583	23,303	23,267	21,319	23,304	22,409	20,336	21,967	23,155	21,809	23,271	22,717	23,436	23,726	23,837	25,447	26,322	25,861	24,646	24,050	26,296	27,595	27,979	29,490	30,436	29,141	30,513	31,523	31,981	32,740	33,440	33,206
Russell 1000® Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	256,545		255,948	248,917	263,300		260,021	261,867	265,293		260,316	265,334	249,373		242,538	262,162	263,028		258,296	244,393	244,309		261,328	262,749	267,351		267,956	278,164	278,533		278,754	273,318	284,093		289,430	295,250	306,679		306,873	310,117	314,075		316,268	322,531	323,540		330,430	338,008	348,316		352,199	371,533	357,893		349,769	350,958	359,917		362,244	374,746	387,658	389,130	361,594	368,953	335,350	363,453	375,759	382,301	397,740	372,394	398,538	404,727	397,314	404,201	412,767	428,367	440,737	441,213	405,158	351,617	398,080	419,084	428,351	453,434	486,715	468,926	457,618	511,506	533,130	528,739	544,063	564,652	595,047	597,872	612,853	625,584	643,690	614,123	656,735	647,925	674,170	636,160	618,703	639,581	582,568	581,683	532,967	582,607	560,237	508,400	549,174	578,883	545,222	581,776	567,932	585,898	593,158	595,921	636,168	658,044	646,533	616,149	601,257	657,411	689,865	699,486	737,259	760,894	728,516	762,821	788,068	799,537	818,489	835,989	830,148
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value		10,000	10,205		10,267	9,857	10,334		10,193	10,289	10,412		10,204	10,249	9,639		9,348	10,053	10,091		9,874	9,364	9,362		10,036	10,247	10,406		10,496	10,801	10,884		10,861	10,693	11,304		11,587	11,669	12,089		11,965	11,943	11,931		12,126	12,287	12,144		12,504	12,595	12,980		13,170	13,679	13,026		12,797	12,839	12,915		12,947	13,460	13,659	13,686	12,977	13,364	12,081	13,021	13,437	13,523	14,003	13,102	14,043	14,159	13,743	14,233	14,432	14,878	15,288	14,959	13,510	11,201	12,460	12,887	12,802	13,308	13,858	13,518	13,340	15,135	15,715	15,571	16,512	17,484	18,183	18,607	18,394	18,541	18,909	18,251	19,178	18,502	19,669	19,211	18,988	19,524	18,423	18,781	17,140	18,276	17,732	16,177	17,836	18,950	18,186	19,129	18,454	18,369	18,646	17,927	19,118	19,790	19,256	18,513	17,860	19,207	20,271	20,292	21,041	22,092	21,149	21,819	21,614	22,719	23,328	23,652	23,392
Russell 1000® Value Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	255,119		256,684	246,423	258,348		254,831	257,213	260,304		255,107	256,225	240,965		233,691	251,323	252,285		246,860	234,104	234,045		250,904	256,175	260,154		262,403	270,022	272,104		271,537	267,335	282,603		289,666	291,730	302,213		299,134	298,573	298,280		303,156	307,185	303,607		312,599	314,869	324,511		329,248	341,977	325,647		319,919	320,975	322,880		323,680	336,491	341,464	342,142	324,425	334,111	302,028	325,536	335,937	338,073	350,065	327,557	351,070	353,980	343,572	355,829	360,803	371,958	382,190	373,968	337,751	280,031	311,512	322,187	320,049	332,702	346,459	337,949	333,507	378,368	392,875	389,277	412,802	437,093	454,573	465,185	459,857	463,533	472,725	456,271	479,439	462,544	491,724	480,270	474,696	488,097	460,566	469,519	428,496	456,911	443,297	404,426	445,892	473,756	454,658	478,219	461,357	459,233	466,152	448,173	477,944	494,751	481,395	462,818	446,489	480,176	506,774	507,299	526,013	552,311	528,719	545,479	540,348	567,972	583,208	591,302	584,795
Dow Jones Industrial Average Index [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,286		10,298	9,929	10,526		10,332	10,378	10,518		10,301	10,355	9,714		9,582	10,406	10,479		10,320	9,764	9,837		10,547	10,612	10,664		10,765	11,081	11,110		11,064	10,977	11,622		12,022	12,097	12,722		12,646	12,829	12,921		13,146	13,498	13,586		13,880	14,497	15,111		15,402	16,307	15,661		15,099	15,151	15,364		15,290	16,029	16,439	16,762	15,927	16,262	14,866	15,950	16,593	16,622	17,064	15,986	17,155	17,346	17,116	17,468	17,570	18,292	18,633	18,468	16,667	14,397	16,012	16,758	17,062	17,490	18,875	18,464	17,630	19,771	20,445	20,046	20,734	22,140	22,756	23,259	23,263	23,575	23,928	22,924	24,282	23,432	24,727	23,926	23,138	23,713	22,569	22,643	21,157	22,600	21,759	19,852	22,645	24,013	23,031	23,705	22,770	23,245	23,843	23,088	24,167	24,999	24,497	23,660	23,362	25,501	26,757	27,108	27,786	28,399	27,003	27,699	28,039	29,305	29,900	30,485	30,102
75/25 Blended DJIA/Treasury Index
Account Value [Line Items]
Accumulated Value		10,000	10,215		10,224	9,949	10,398		10,253	10,288	10,392		10,232	10,272	9,795		9,695	10,320	10,375		10,258	9,843	9,899		10,436	10,485	10,524		10,599	10,834	10,855		10,823	10,760	11,234		11,526	11,581	12,031		11,978	12,110	12,176		12,338	12,588	12,653		12,861	13,292	13,717		13,919	14,537	14,108		13,733	13,773	13,924		13,879	14,388	14,670	14,893	14,342	14,576	13,644	14,397	14,839	14,866	15,170	14,460	15,261	15,395	15,251	15,492	15,568	16,052	16,282	16,179	15,002	13,481	14,615	15,126	15,332	15,621	16,549	16,280	15,729	17,161	17,601	17,343	17,790	18,695	19,086	19,402	19,405	19,600	19,820	19,196	20,049	19,523	20,333	19,839	19,349	19,711	18,999	19,049	18,112	19,041	18,517	17,312	19,145	20,029	19,432	19,874	19,303	19,625	20,020	19,564	20,273	20,817	20,526	20,024	19,857	21,243	22,053	22,294	22,735	23,137	22,308	22,767	23,000	23,804	24,196	24,577	24,369
50/50 Blended DJIA/Treasury Index
Account Value [Line Items]
Accumulated Value		10,000	10,144		10,145	9,969	10,267		10,173	10,199	10,270		10,164	10,192	9,876		9,814	10,235	10,263		10,185	9,921	9,959		10,325	10,362	10,386		10,447	10,600	10,613		10,595	10,556	10,863		11,053	11,096	11,385		11,349	11,436	11,478		11,580	11,743	11,787		11,916	12,182	12,437		12,559	12,932	12,677		12,460	12,485	12,587		12,564	12,876	13,055	13,187	12,872	13,022	12,486	12,958	13,232	13,267	13,458	13,054	13,557	13,637	13,572	13,720	13,783	14,070	14,215	14,169	13,512	12,658	13,366	13,675	13,802	13,979	14,532	14,376	14,052	14,908	15,163	15,016	15,276	15,795	16,018	16,195	16,196	16,307	16,429	16,083	16,557	16,263	16,704	16,411	16,128	16,298	15,890	15,933	15,370	15,907	15,594	14,877	15,929	16,435	16,132	16,397	16,077	16,315	16,540	16,280	16,680	17,006	16,870	16,611	16,545	17,355	17,844	17,997	18,227	18,464	18,031	18,306	18,459	18,943	19,197	19,450	19,327
S&P 500® Energy Index
Account Value [Line Items]
Accumulated Value		10,000	9,151		9,197	8,754	9,109		8,934	9,529	9,075		8,766	8,096	7,757		7,240	8,068	8,049		7,255	7,036	6,904		7,546	8,203	8,155		8,423	8,260	8,355		8,613	8,362	9,065		9,239	8,907	8,712		8,622	8,373	8,088		8,074	8,276	7,847		8,627	8,569	8,720		9,146	9,495	8,468		8,608	9,414	9,700		9,769	9,908	9,581	9,829	8,722	8,578	7,491	8,323	8,541	8,722	8,728	7,755	8,474	8,323	7,652	7,940	7,759	7,900	8,376	7,449	6,365	4,150	5,386	5,487	5,416	5,139	5,086	4,348	4,156	5,321	5,555	5,765	7,072	7,269	7,312	7,734	8,091	7,422	7,270	7,956	8,781	8,334	8,591	10,232	10,961	11,943	11,759	13,614	11,326	12,427	12,778	11,592	14,485	14,668	14,236	14,636	13,595	13,571	14,019	12,613	13,451	14,446	14,708	15,094	14,193	14,050	14,047	13,994	14,439	15,970	15,848	15,786	15,583	15,912	15,641	15,222	15,342
S&P 500® Energy Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	228,787		229,924	218,865	227,736		223,364	238,218	226,872		219,161	202,394	193,941		181,002	201,715	201,226		181,370	175,891	172,591		188,657	205,072	203,883		210,573	206,509	208,889		215,325	209,061	226,631		230,991	222,681	217,795		215,557	209,329	202,210		201,852	206,901	196,174		215,667	214,241	218,016		228,660	237,380	211,694		215,213	235,348	242,503		244,224	247,693	239,526	245,723	218,043	214,455	187,282	208,091	213,542	218,048	218,199	193,891	211,866	208,089	191,302	198,516	193,976	197,503	209,406	186,229	159,121	103,754	134,651	137,187	135,408	128,465	127,154	108,700	103,902	133,030	138,881	144,138	176,796	181,732	182,805	193,347	202,269	185,546	181,752	198,911	219,526	208,357	214,770	255,800	274,031	298,587	293,990	340,348	283,155	310,676	319,465	289,808	362,142	366,696	355,909	365,911	339,871	339,291	350,491	315,320	336,274	361,147	367,698	377,366	354,826	351,263	351,187	349,865	360,978	399,250	396,200	394,666	389,578	397,804	391,045	380,555	383,554
Alerian US Midstream Energy Index
Account Value [Line Items]
Accumulated Value		10,000																7,280																7,351																7,175															7,420												7,354												4,626												8,788												11,093												12,337												17,806
Alerian US Midstream Energy Index [Member]
Account Value [Line Items]
Accumulated Value		250,000																181,997																183,773																179,363															185,512												183,844												115,648												219,710												277,314												308,432												445,154
AGA Stock Index
Account Value [Line Items]
Accumulated Value		10,000	9,897		10,080	10,065	9,872		9,917	10,038	9,999		9,508	9,665	9,256		8,956	9,416	8,953		8,581	8,793	8,991		9,663	9,768	9,884		10,635	10,640	10,277		10,570	10,362	10,216		10,492	10,743	11,030		11,101	11,127	11,369		11,183	11,480	11,642		11,461	11,586	11,805		11,371	11,025	10,403		10,652	10,979	11,122		11,458	11,607	11,677	11,585	11,403	11,750	11,076	11,917	12,272	12,690	12,750	12,596	13,088	12,841	13,011	13,475	13,306	12,955	13,586	13,962	12,551	10,976	11,673	11,875	11,467	11,954	11,803	11,553	11,768	12,530	12,465	12,346	12,124	13,456	14,096	14,200	13,892	14,032	14,201	13,655	14,255	13,888	15,048	15,384	15,525	17,080	16,713	17,497	16,004	17,168	16,941	15,103	15,868	16,814	16,126	16,409	15,679	16,023	16,435	15,506	16,040	16,449	15,776	15,140	15,183	16,030	16,303	15,851	16,076	16,832	16,831	17,497	17,231	18,344	19,111	19,706	19,872
AGA Stock Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	247,414		252,009	251,623	246,810		247,926	250,962	249,977		237,696	241,625	231,397		223,911	235,398	223,825		214,518	219,828	224,777		241,574	244,205	247,102		265,877	265,999	256,914		264,251	259,041	255,397		262,294	268,565	275,749		277,514	278,174	284,230		279,571	286,989	291,046		286,528	289,657	295,120		284,264	275,620	260,078		266,300	274,484	278,046		286,456	290,164	291,921	289,620	285,069	293,760	276,909	297,914	306,793	317,255	318,747	314,912	327,212	321,017	325,276	336,869	332,657	323,877	339,643	349,058	313,782	274,400	291,837	296,885	286,668	298,861	295,078	288,832	294,201	313,239	311,632	308,658	303,092	336,405	352,399	355,005	347,310	350,796	355,025	341,386	356,364	347,202	376,194	384,604	388,135	427,005	417,834	437,427	400,089	429,195	423,529	377,566	396,688	420,338	403,152	410,216	391,964	400,570	410,866	387,651	400,989	411,229	394,400	378,512	379,577	400,743	407,569	396,281	401,908	420,791	420,783	437,433	430,771	458,590	477,781	492,654	496,789
Russell/Nomura Total Market Index
Account Value [Line Items]
Accumulated Value		10,000	9,950		9,801	10,015	10,658		10,804	11,282	11,401		11,256	11,273	10,704		9,997	10,979	10,944		10,949	10,122	9,811		10,334	10,669	10,712		10,489	11,033	11,129		11,423	11,571	11,349		11,312	11,698	11,934		11,927	12,132	12,475		12,705	12,923	12,936		13,255	13,906	14,223		14,384	15,080	14,746		14,559	14,619	14,469		14,105	14,193	14,135	14,562	13,228	13,365	12,310	13,145	13,238	13,243	13,386	12,845	13,339	13,363	13,154	13,764	14,357	14,516	14,780	14,477	13,028	12,264	13,046	13,869	13,806	13,703	14,584	14,777	14,555	16,263	16,855	16,741	17,012	17,192	17,030	17,093	17,167	16,920	17,419	17,841	17,345	16,812	17,082	16,140	16,059	15,928	14,464	14,928	13,682	14,564	14,128	12,812	13,135	14,452	14,447	15,331	14,726	15,381	15,490	15,628	16,202	16,751	16,371	16,113	15,470	16,679	17,335	17,878	18,502	19,097	18,245	18,445	18,313	19,439	19,663	19,723	18,799
Tokyo Stock Price Index (TOPIX)
Account Value [Line Items]
Accumulated Value		10,000	9,994		9,926	10,142	10,732		10,923	11,298	11,446		11,329	11,391	10,788		10,092	11,065	10,985		11,015	10,154	9,871		10,394	10,708	10,788		10,542	11,206	11,163		11,446	11,612	11,298		11,422	11,858	12,043		12,025	12,172	12,560		12,726	12,997	13,046		13,305	13,902	14,326		14,455	15,077	14,849		14,597	14,689	14,548		14,160	14,197	14,185	14,615	13,329	13,415	12,388	13,188	13,231	13,317	13,434	12,898	13,360	13,378	13,225	13,772	14,455	14,548	14,825	14,591	13,157	12,357	13,015	13,800	13,755	13,471	14,528	14,789	14,506	16,163	16,808	16,614	16,835	17,158	16,867	17,072	17,026	16,843	17,360	17,837	17,207	16,656	16,990	16,159	16,096	15,931	14,404	14,785	13,713	14,458	14,108	12,769	13,068	14,331	14,464	15,325	14,769	15,373	15,431	15,583	16,200	16,726	16,394	16,076	15,366	16,595	17,363	18,054	18,501	19,107	18,209	18,445	18,281	19,439	19,505	19,551	18,704
Russell/Nomura Small Cap Index
Account Value [Line Items]
Accumulated Value		10,000	9,816		9,866	10,101	10,526		10,656	10,992	11,070		11,228	11,205	10,882		10,452	11,139	11,345		11,395	10,622	10,417		11,188	11,490	11,649		11,539	12,100	11,752		12,442	12,671	12,245		12,277	12,704	13,181		13,167	13,456	13,867		14,236	14,588	14,833		15,216	15,790	16,215		16,615	17,375	17,066		16,967	16,979	16,893		16,460	16,378	16,154	16,432	14,745	15,145	13,604	14,353	14,625	14,508	14,625	14,015	14,427	14,521	14,139	14,745	15,535	15,806	16,099	15,392	13,355	12,801	13,650	14,753	14,485	14,190	15,176	15,850	15,434	16,339	16,898	16,759	16,889	17,409	17,177	16,962	17,279	17,145	17,557	17,816	17,255	16,229	16,423	15,482	15,748	15,116	13,891	14,215	13,443	14,275	13,966	13,018	13,039	14,238	14,489	15,152	14,627	15,189	15,288	14,868	15,221	15,919	15,777	15,472	14,908	15,922	16,719	16,678	16,991	17,475	16,664	16,643	16,536	17,790	18,060	18,487	17,412
Russell/Nomura Small Cap Index [Member]
Account Value [Line Items]
Accumulated Value		250,000	245,405		246,662	252,516	263,143		266,407	274,802	276,746		280,708	280,137	272,049		261,312	278,464	283,617		284,873	265,552	260,426		279,706	287,240	291,228		288,470	302,490	293,796		311,060	316,786	306,131		306,914	317,595	329,529		329,167	336,404	346,685		355,897	364,700	370,827		380,398	394,751	405,375		415,364	434,387	426,650		424,167	424,465	422,333		411,500	409,447	403,861	410,795	368,629	378,614	340,099	358,830	365,613	362,694	365,625	350,374	360,684	363,019	353,481	368,623	388,387	395,153	402,467	384,792	333,884	320,037	341,254	368,821	362,113	354,760	379,402	396,244	385,855	408,486	422,462	418,982	422,224	435,237	429,432	424,045	431,979	428,614	438,916	445,404	431,379	405,724	410,575	387,061	393,688	377,901	347,287	355,382	336,076	356,871	349,141	325,439	325,968	355,954	362,215	378,789	365,686	379,719	382,190	371,688	380,532	397,966	394,435	386,806	372,691	398,060	417,978	416,952	424,778	436,887	416,597	416,067	413,394	444,748	451,490	462,165	435,298
Tokyo Stock Price Index (TOPIX) [Member]
Account Value [Line Items]
Accumulated Value		250,000	249,846		248,154	253,538	268,308		273,077	282,462	286,154		283,231	284,769	269,692		252,308	276,615	274,615		275,385	253,846	246,769		259,846	267,692	269,692		263,538	280,154	279,077		286,154	290,308	282,462		285,538	296,462	301,077		300,615	304,308	314,000		318,154	324,923	326,154		332,615	347,538	358,154		361,385	376,923	371,231		364,923	367,231	363,692		354,000	354,923	354,615	365,385	333,231	335,385	309,692	329,692	330,769	332,923	335,846	322,462	334,000	334,462	330,615	344,308	361,385	363,692	370,615	364,769	328,923	308,923	325,385	345,012	343,877	336,763	363,211	369,729	362,645	404,068	420,200	415,346	420,872	428,942	421,675	426,789	425,652	421,085	433,991	445,934	430,172	416,406	424,749	403,985	402,408	398,265	360,109	369,620	342,825	361,457	352,692	319,223	326,711	358,277	361,602	383,120	369,226	384,325	385,782	389,577	405,012	418,162	409,860	401,898	384,160	414,875	434,063	451,342	462,515	477,686	455,215	461,128	457,020	485,968	487,626	488,769	467,606
Russell 1000® Index Financials
Account Value [Line Items]
Accumulated Value		10,000	10,249		10,405	9,845	10,384		10,348	10,348	10,541		10,488	10,855	10,155		9,900	10,541	10,711		10,478	9,624	9,397		10,090	10,373	10,608		10,307	10,704	11,030		10,844	10,878	11,780		12,211	12,298	12,912		12,635	12,628	12,584		13,162	13,441	13,344		13,816	14,187	14,648		14,844	15,603	15,122		14,782	14,778	14,881		14,838	15,389	15,811	15,532	14,715	15,140	13,640	14,903	15,381	15,356	16,365	15,604	16,475	16,898	16,526	16,931	17,234	17,888	18,245	18,193	16,454	13,124	14,518	15,158	15,263	15,887	16,583	15,834	15,849	18,408	19,563	19,255	21,420	22,650	24,091	25,119	24,347	24,278	25,575	25,069	27,081	25,662	26,418	26,337	25,906	25,945	23,293	24,085	21,499	23,073	22,623	20,867	23,366	24,916	23,538	25,257	24,697	22,321	22,952	22,056	23,531	25,037	24,253	23,702	23,032	25,599	27,177	27,766	29,058	30,663	29,226	30,545	30,438	32,550	33,814	33,520	34,454
Russell 1000® Index Financials [Member]
Account Value [Line Items]
Accumulated Value		250,000	256,223		260,127	246,132	259,588		258,707	258,701	263,515		262,205	271,370	253,887		247,500	263,515	267,776		261,947	240,597	234,936		252,238	259,321	265,203		257,684	267,588	275,754		271,108	271,952	294,498		305,263	307,446	322,804		315,872	315,704	314,610		329,045	336,037	333,599		345,407	354,670	366,206		371,096	390,069	378,051		369,554	369,461	372,023		370,938	384,723	395,278	388,299	367,868	378,503	341,008	372,576	384,516	383,899	409,114	390,090	411,884	422,461	413,138	423,285	430,858	447,203	456,123	454,822	411,356	328,096	362,948	378,955	381,584	397,166	414,587	395,853	396,221	460,202	489,084	481,381	535,505	566,240	602,267	627,986	608,681	606,953	639,387	626,724	677,037	641,551	660,458	658,436	647,648	648,621	582,324	602,136	537,479	576,816	565,582	521,665	584,146	622,897	588,462	631,414	617,429	558,026	573,804	551,408	588,264	625,927	606,318	592,561	575,808	639,987	679,432	694,153	726,453	766,580	730,658	763,622	760,941	813,749	845,348	838,007	861,347
Russell 2000® Index Financials
Account Value [Line Items]
Accumulated Value		10,000	9,950		10,206	9,796	10,163		10,387	10,184	10,247		10,452	10,585	9,927		9,933	10,431	10,792		10,267	9,576	9,533		10,298	10,463	10,768		10,713	11,282	11,671		11,513	11,293	12,682		13,464	13,269	13,618		13,340	13,385	12,933		13,539	13,654	13,288		14,101	14,183	14,588		14,242	14,442	13,736		14,046	14,202	14,946		14,972	15,247	15,601	15,058	13,900	14,347	12,700	14,035	14,644	14,115	14,800	13,975	14,671	14,850	14,258	14,855	15,239	15,528	15,775	15,294	13,873	10,374	11,221	11,249	11,705	11,616	12,115	11,431	12,515	14,279	15,467	15,458	17,295	18,451	18,897	19,318	18,682	18,276	19,029	18,958	20,061	19,464	20,099	19,418	19,485	18,819	17,020	17,608	16,335	17,900	17,352	16,070	18,092	18,399	16,989	17,942	17,977	15,508	15,014	14,214	15,302	17,420	16,228	15,444	14,917	16,463	19,069	18,102	18,016	18,717	17,525	18,332	18,491	21,564	21,631	21,412	21,687
Russell 2000® Index Financials [Member]
Account Value [Line Items]
Accumulated Value		250,000	248,750		255,148	244,890	254,067		259,663	254,600	256,177		261,288	264,615	248,169		248,324	260,770	269,809		256,676	239,391	238,323		257,444	261,563	269,200		267,822	282,050	291,781		287,826	282,315	317,057		336,609	331,728	340,450		333,506	334,627	323,318		338,482	341,356	332,192		352,529	354,568	364,705		356,062	361,041	343,391		351,157	355,047	373,655		374,291	381,180	390,034	376,456	347,510	358,686	317,494	350,878	366,106	352,880	370,005	349,372	366,768	371,249	356,446	371,369	380,969	388,205	394,366	382,352	346,834	259,339	280,527	281,223	292,634	290,402	302,873	285,783	312,881	356,984	386,663	386,459	432,376	461,265	472,432	482,961	467,041	456,892	475,732	473,938	501,522	486,594	502,480	485,449	487,128	470,465	425,497	440,188	408,387	447,496	433,795	401,750	452,298	459,986	424,729	448,551	449,421	387,690	375,354	355,354	382,546	435,501	405,703	386,107	372,932	411,579	476,736	452,547	450,391	467,920	438,137	458,289	462,273	539,090	540,778	535,292	542,171
NASDAQ Composite Index [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,366		10,252	10,039	10,767		10,641	10,732	11,029		10,857	11,170	10,422		10,087	11,039	11,180		10,966	10,109	10,006		10,700	10,498	10,899		10,675	11,385	11,519		11,744	11,478	11,799		11,939	12,458	12,945		13,148	13,456	13,815		13,695	14,164	14,367		14,526	15,051	15,403		15,477	16,623	16,334		15,878	15,890	16,764		16,927	17,298	18,311	18,182	16,516	16,597	15,038	16,509	17,103	17,565	18,403	16,970	18,245	18,638	18,180	18,277	18,956	19,836	20,556	20,972	19,658	17,687	20,426	21,835	23,160	24,748	27,148	25,763	25,181	28,179	29,789	30,218	30,523	30,669	32,335	31,869	33,636	34,036	35,426	33,560	36,007	36,127	36,395	33,134	32,024	33,139	28,752	28,196	25,756	28,946	27,635	24,749	25,723	26,883	24,554	27,187	26,914	28,739	28,758	30,462	32,490	33,814	33,119	31,210	30,350	33,638	35,514	35,885	38,117	38,822	37,121	39,713	42,108	41,802	42,109	43,270	43,056
Nasdaq Composite Index [Member]
Account Value [Line Items]
Accumulated Value		$ 250,000	$ 259,145		$ 256,312	$ 250,968	$ 269,167		$ 266,024	$ 268,311	$ 275,725		$ 271,430	$ 279,252	$ 260,538		$ 252,187	$ 275,986	$ 279,507		$ 274,159	$ 252,731	$ 250,140		$ 267,497	$ 262,442	$ 272,483		$ 266,872	$ 284,619	$ 287,964		$ 293,608	$ 286,938	$ 294,972		$ 298,469	$ 311,438	$ 323,615		$ 328,695	$ 336,406	$ 345,378		$ 342,384	$ 354,098	$ 359,178		$ 363,147	$ 376,268	$ 385,085		$ 386,928	$ 415,566	$ 408,348		$ 396,938	$ 397,248	$ 419,090		$ 423,185	$ 432,462	$ 457,774	$ 454,551	$ 412,903	$ 414,936	$ 375,939	$ 412,726	$ 427,574	$ 439,123	$ 460,085	$ 424,262	$ 456,115	$ 465,943	$ 454,489	$ 456,928	$ 473,890	$ 495,902	$ 513,888	$ 524,306	$ 491,449	$ 442,176	$ 510,659	$ 545,866	$ 579,010	$ 618,697	$ 678,704	$ 644,077	$ 629,537	$ 704,486	$ 744,717	$ 755,453	$ 763,087	$ 766,714	$ 808,373	$ 796,718	$ 840,904	$ 850,903	$ 885,641	$ 838,989	$ 900,181	$ 903,186	$ 909,874	$ 828,358	$ 800,611	$ 828,482	$ 718,791	$ 704,890	$ 643,908	$ 723,659	$ 690,869	$ 618,713	$ 643,081	$ 672,080	$ 613,843	$ 679,673	$ 672,841	$ 718,476	$ 718,950	$ 761,559	$ 812,238	$ 845,346	$ 827,980	$ 780,245	$ 758,746	$ 840,942	$ 887,855	$ 897,122	$ 952,928	$ 970,539	$ 928,022	$ 992,825	$ 1,052,711	$ 1,045,052	$ 1,052,737	$ 1,081,751	$ 1,076,404